Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Short-term prepayment to a related party	$ 10,104	$ 10,101
Long-term prepayment to a related party	259	10,138
Accounts payable to a related party	332	2,223
Accounts payable	57,438	32,750
Receipts in advance and deferred revenue	43,842	43,659
Accrued salary and benefits	49,450	33,824
Accrued liabilities to suppliers	22,987	12,863
Tax payables	31,214	17,825
Other accrued liabilities	14,872	32,159
Long-term accounts payable to a related party	0	2,290
Long-term deferred tax liabilities	12,334	7,824
Long-term contingent consideration	4,162	0
Treasury shares, shares	1,181,000	0
Class A ordinary shares [Member]
Ordinary shares, par value	$ 0.01
Ordinary shares, authorized	200,000,000
Ordinary shares, outstanding	23,184,000	21,494,000
Class B ordinary shares [Member]
Ordinary shares, par value	$ 0.01
Ordinary shares, authorized	97,740,000
Ordinary shares, outstanding	82,490,000	84,290,000
Consolidated VIEs [Member]
Accounts payable	25,986	8,677
Receipts in advance and deferred revenue	43,252	43,027
Accrued salary and benefits	2,316	3,474
Accrued liabilities to suppliers	9,314	6,555
Tax payables	1,453	9,923
Other accrued liabilities	9,530	28,004
Long-term deferred tax liabilities	3,777	3,846
Long-term contingent consideration	$ 4,162	$ 0